ADVANCES TO SUPPLIERS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Investments in and Advances to Affiliates [Abstract]
Schedule of Advances to Suppliers

Advances to suppliers consisted of the following:

	December 31,	December 31,
	2025	2024
Advances to suppliers	1,270,335	1,639,727
Provision for impairment	-	(1,539,867)
Total advances to suppliers, net	$1,270,335	$99,861